CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
CAPITAL STRUCTURE
15.	CAPITAL STRUCTURE

Offering and Share Repurchase Transactions
On May 15, 2017, Melco completed the offer and sale of 27,769,248 ADSs (equivalent to 83,307,744 ordinary shares) and 81,995,799 ordinary shares, representing a total of 165,303,543 ordinary shares in aggregate with gross proceeds amounting to $1,163,186, with offering expenses of $3,686 for the offering being reimbursed by a subsidiary of Crown
(the “Offering”).
The Offering was made as follow
s: i)
15,769,248
ADSs (equivalent to
47,307,744
ordinary shares) to the underwriters for resale in an underwritten public offering; ii)
81,995,799
ordinary shares to the underwriters which they used to satisfy the return obligations of their respective affiliates for ADSs borrowed by such affiliates representing
81,995,799
ordinary shares from
Melco
Leisure and Entertainment Group Limited, the single largest shareholder of
Melco
which is wholly owned by
Melco
International, in conjunction with the termination and hedge unwind of certain cash-settled swap transactions entered into in
December 2016
; and iii)
12,000,000
additional ADSs purchased by one of the underwriters.
Melco
repurchased
165,303,544
ordinary shares from a subsidiary of Crown concurrently with the Offering at an aggregate price of $
1,163,186
which was partially settled by the net proceeds of $
1,159,500
from the Offering and the remaining amount of $
3,686
being reimbursed by a subsidiary of Crown and not reflected in the transaction costs as described above. Following the completion of this share repurchase, the
165,303,544
repurchased shares were
cancelled
.
On July 31, 2019, Melco completed the Acquisition of ICR Cyprus as described in Note
25
for a consideration
with the issuance
of 55,500,738 ordinary shares of
Melco
. For the preparation of the accompanying consolidated financial statements, Melco has retrospectively presented the ordinary shares as if the Acquisition of ICR Cyprus had been in effect since the inception of common control resulting from the acquisition of ICR Cyprus and its subsidiaries by Melco International in September 2017. Further details are disclosed in Note 2(a).
Treasury Shares
Melco’s treasury shares represent new shares issued by Melco and the shares repurchased by Melco under the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.
During the years ended December 31, 2019, 2018 and 2017, Melco issued nil, 4,570,191 and 2,504,721 ordinary shares to its depositary bank for future vesting of restricted shares and exercise of share options, respectively. Melco issued 1,398,840, 2,115,809 and 950,320 of these ordinary shares upon vesting of restricted shares; and 666,255, 4,803,288 and 3,363,159 of these ordinary shares upon exercise of share options during the years ended December 31, 2019, 2018 and 2017, respectively.
On March 21, 2018, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on March 21, 2018 under a share repurchase program. On November 8, 2018, the Board of Directors of Melco further authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period commenced on November 8, 2018 under an additional share repurchase program (this share repurchase program together with the share repurchase program authorized on March 21, 2018, the “2018 Share Repurchase Programs”). Purchases under the 2018 Share Repurchase Programs may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The
2018
Share Repurchase Programs may be suspended, modified or terminated by
Melco
at any time prior to its expiration.
During the year ended December 31, 2019, no ordinary share was repurchased under the 2018 Share Repurchase Programs, while 81,952,230 ordinary shares repurchased under the 2018 Share Repurchase Programs were retired. During the year ended December 31, 2018, 32,190,355 ADSs, equivalent to 96,571,065 ordinary shares were repurchased under the 2018 Share Repurchase Programs, of which nil ordinary shares repurchased were retired. In March 2020, 3,148,824 ADSs, equivalent to 9,446,472 ordinary shares were repurchased under the 2018 Share Repurchase Programs.
As of December 31, 2019 and 2018, Melco had 1,456,547,942 and 1,538,500,172 issued ordinary shares, and 19,219,846 and 103,237,171 treasury shares, with 1,437,328,096 and 1,435,263,001 ordinary shares outstanding, respectively.